Notes Payable (Details) - Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation [Abstract]
Common stock issuable (in Shares)	124,343	293,973
Market value of common stock on measurement date (in Dollars per share)	$ 0.035	$ 0.0073
Adjusted exercise price (in Dollars per share)	$ 0.06	$ 0.06
Risk free interest rate		4.75%
Instrument lives in years	6 months	1 year
Expected volatility	99.80%	83.00%
Expected dividend yields